Warrants (Details) - $ / shares		9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Aug. 17, 2023	Mar. 31, 2023	Dec. 31, 2021
Warrants (Details) [Line Items]
Issues additional description		if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Initial Stockholders or their affiliates, without taking into account any Founder Shares held by the Initial Stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrants description		Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the closing price of Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Business combination issue price		$ 0.004	$ 1
Warrant exercise price		$ 9.2
Warrant adjust rate		115.00%
Redemption trigger price		$ 18
Redemption of warrants rate		180.00%
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	12,000,000	12,000,000
Warrants exercise price	$ 11.5	$ 11.5
Business event days	15 days
Warrants effective day	60 days
Warrants expire days	5 years
Warrants exercisable day	30 days
Public Warrants [Member] | Event Triggering Adjustment To The Exercise Price Of Warrants [Member] | Maximum [Member]
Warrants (Details) [Line Items]
Business combination issue price	$ 9.2
Public Warrants [Member] | Event Triggering Adjustment To The Exercise Price Of Warrants [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Aggregate gross proceeds rate	60.00%
Public Warrants [Member] | Conditions Determining The Redemption Of Warrants [Member]
Warrants (Details) [Line Items]
Warrant price	$ 0.01
Warrant redemption day	30 days
Warrant exceeds per share	$ 18
Trading day	20 days
Trading day	30 days
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	8,700,000				8,700,000
Warrants exercise price	$ 11.5			$ 1